Shareholders' Equity - Schedule of Shares Repurchased (Details) - $ / shares	1 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Total Number of Shares Repurchased (in shares)	0	453,885	1,094,049	571,463	0	909,785	1,141,903	1,880,381	1,194,185	769,398	1,109,697	987,526	1,135,878
Average Price Paid per Share (in dollars per share)	$ 0	$ 18.91	$ 20.32	$ 20.33	$ 0	$ 19.02	$ 18.78	$ 18.93	$ 20.19	$ 21.31	$ 21.08	$ 21.02	$ 20.42
Total Number of Shares Repurchased as Part of the Share Repurchase Programs (in shares)	11,248,150	11,248,150	10,794,265	9,700,216	9,128,753	9,128,753	8,218,968	7,077,065	5,196,684	4,002,499	3,233,101	2,123,404	1,135,878
Maximum Number of Shares That May Yet Be Purchased Under the Share Repurchase Programs (in shares)	6,989,750	6,989,750	7,443,635	8,537,684	209,147	209,147	1,118,932	2,260,835	4,141,216	5,335,401	6,104,799	7,214,496	8,202,022